Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Repayment schedule [Abstract]
Project debt	$ 4,997,420	$ 5,091,114
Remainder of 2019 [Member]
Repayment schedule [Abstract]
Payment of interests accrued	17,629
Nominal repayment	158,254
Between January and June 2020 [Member]
Repayment schedule [Abstract]
Project debt	86,695
Between July and December 2020 [Member]
Repayment schedule [Abstract]
Project debt	166,057
2021 [Member]
Repayment schedule [Abstract]
Project debt	265,094
2022 [Member]
Repayment schedule [Abstract]
Project debt	296,201
2023 [Member]
Repayment schedule [Abstract]
Project debt	322,544
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 3,684,945